Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2023
Supplemental Disclosure Respect To Cash Flows [Abstract]
Supplemental Cash Flow Disclosure [Text Block]
24. Supplemental Cash Flow Disclosure

The following table provides additional detail regarding the Company's cash flow:

	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Non-cash investing and financing transactions:
Fair value of stock options exercised	$6,333	$1,139,621	$164,869
Fair value of warrants exercised	$-	$994,161	$772,408
Shares issued for conversion of debentures	$-	$-	$3,404,693
Right of use asset acquired	$4,968,446	$-	$-
Right of use asset from business combination	$448,512	$-	$-
Equipment acquired in business combination	$268,252	$-	$-
Accounts receivables acquired in business combination	$127,852	$-	$-
Inventory acquired in business combination	$786,688	$-	$-
Goodwill acquired in business combination	$250,832	$-	$-
Accounts payable assumed in business combination	$83,562	$-	$-
Lease liabilities assumed in business combination	$433,512	$-	$-
Loans assumed in business combination	$578,608	$-	$-
Deferred benefit of government assistance from business combination	$699,327	$-	$-
Accrued value of inventory included in AP	$373,000	$-	$-
Accrued financing cost included in deferred revenue	$324,967	$-	$-
Accretion income on promissory note receivable	$-	$7,034	$(26,426)
Accretion expense on convertible debt	$-	$-	$378,687
Accrued interest on paycheck protection program loan	$-	$-	$3,378
Property and equipment through financing	$-	$42,831	$-
Assets transferred from Inventory to Property and equipment	$-	$1,408,813	$271,291